Financial Instruments	6 Months Ended
Jun. 30, 2024
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Financial Instruments
 NOTE 5 – FINANCIAL INSTRUMENTS

 Financial instruments as of the dates indicated were as follows:

(Dollars in thousands)	Carrying Amount	Estimated Fair Value	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
June 30, 2024
Assets
Cash and cash equivalents	$101,002	$101,002	$101,002	$-	$-
Equity securities at fair value	7,502	7,502	4,661	-	2,841
Securities available for sale	491,670	491,670	79,311	412,359	-
Securities held to maturity	392,699	332,583	-	319,702	12,881
Federal Home Loan Bank and Federal
Reserve Bank stock	9,515	9,515	-	9,515	-
Loans held for sale	5,946	6,124	-	6,124	-
Loans, net	1,421,375	1,379,874	-	-	1,379,874
Accrued interest receivable	10,441	10,441	-	10,441	-
Interest rate lock commitments	23	23	-	23	-
Interest rate derivative contracts	23,629	23,629	-	23,629	-

Liabilities
Noninterest-bearing deposits	517,137	517,137	517,137	-	-
Interest-bearing deposits	1,582,365	1,580,436	-	1,580,436	-
Brokered deposits	27,177	27,126	-	27,126	-
Borrowings	210,000	209,286	-	209,286	-
Subordinated debentures	35,630	31,942	-	31,942	-
Accrued interest payable	5,120	5,120	-	5,120	-
Interest rate derivative contracts	-	-	-	-	-

December 31, 2023
Assets
Cash and cash equivalents	$55,433	$55,433	$55,433	$-	$-
Equity securities at fair value	7,505	7,505	4,749	-	2,756
Securities available for sale	514,598	514,598	80,194	434,404	-
Securities held to maturity	407,959	348,791	-	335,493	13,298
Federal Home Loan Bank and Federal
Reserve Bank stock	9,514	9,514	-	9,514	-
Loans held for sale	4,710	4,851	-	4,851	-
Loans, net	1,394,968	1,362,920	-	-	1,362,920
Accrued interest receivable	10,066	10,066	-	10,066	-
Interest rate lock commitments	64	64	-	64	-
Interest rate derivative contracts	8,880	8,880	-	8,880	-

Liabilities
Noninterest-bearing deposits	547,625	547,625	547,625	-	-
Interest-bearing deposits	1,550,985	1,549,386	-	1,549,386	-
Brokered deposits	23,445	23,435	-	23,435	-
Borrowings	200,000	199,743	-	199,743	-
Subordinated debentures	35,507	31,748	-	31,748	-
Accrued interest payable	6,223	6,223	-	6,223	-
Interest rate derivative contracts	-	-	-	-	-